Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of transactions with related parties

	2023	2024
	RMB’000	RMB’000
Depreciation, interest expense and building rental
- A related company	1,567	1,915
Medical Equipment rental and transactions
-A related company	2,910	—

Summary of balances with related parties

	2023	2024
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	1,500	1,500
Amounts due from non‑controlling interests	656	656
	2,156	2,156

Note i:	Balances due from related parties are unsecured, interest free, repayable on demand and are denominated in RMB. Their carrying values approximate to their fair values.

Summary of key management compensation

	2023	2024
	RMB’000	RMB’000
Basic salaries and bonus	13,545	13,907
Share based compensation	7,514	—
Pension costs - defined contribution plans	273	246
	21,332	14,153

Summary of personal guarantees and corporate guarantee from related company

	2023	2024
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Ms. Wu Binhua	41,746	61,781
Bank borrowings of the Group secured by personal properties from Dr. Zhou Pengwu and Ms. Ding Wenting	16,060	—